Employee Incentive Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Annual Incentive Plan (AIP) [Member]
Schedule of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Compensation expense (benefit)	$ 114.3	$ 88.0	$ 68.3
EICP Accrued liabilities	114.4	85.4
2005 Long-Term Incentive Plan (LTIP) [Member]
Schedule of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Compensation expense (benefit)	4.1	4.5	$ 4.9
EICP Accrued liabilities	$ 8.1	$ 10.6
ECIP Duration of performace prior to performance measurement	3 years